Interests in unconsolidated structured entities	12 Months Ended
Dec. 31, 2023
Interests In Unconsolidated Structured Entities [Line Items]
Disclosure Of Unconsolidated Structured Entities Explanatory

c) Unconsolidated structured entities
UBS AG is considered to

sponsor another entity if, in addition

to ongoing involvement with

that entity,

it had a key role
in establishing that

entity or in

bringing together relevant counterparties

for a transaction

facilitated by that

entity. During
2023,

UBS

AG

sponsored

the

creation

of various

SEs

and

interacted

with a

number

of non-sponsored

SEs,

including
securitization vehicles, client vehicles and certain

investment funds, that UBS AG did not consolidate

as of 31 December
2023 because it did not control them.
Interests in unconsolidated structured entities
The table below

presents UBS AG’s

interests in and

maximum exposure

to loss from

unconsolidated SEs, as

well as the
total assets held by the SEs in which UBS had an interest

as of year-end, except for investment funds sponsored

by third
parties, for which the carrying amount of UBS’s interest

as of year-end has been disclosed.
As a

consequence of the

acquisition of the

Credit Suisse Group

and the

resulting increase in

interests in

structured entities,
interests

in

client

vehicles

sponsored

by

UBS

are

presented

separately

to

other

vehicles

sponsored

by third

parties,

to
clearly

distinguish

the

different

types

of

entities

that

UBS

is

involved

with.

Further,

bonds

issued

by

US
government-sponsored entities included within Group Treasury’s HQLA portfolio have been excluded given UBS

does not
absorb significant risk and third-party funding vehicles of large multi-nationals have been excluded as they are no longer considered

structured

entities.

Prior

periods

have

been

restated

to

reflect

these

changes.

As

a

consequence

of

these
changes, UBS AG does not disclose any interest in other vehicles sponsored by third parties.
Sponsored unconsolidated structured entities in which UBS

did not have an interest at year-end
During 2023 and 2022, UBS AG did not earn material income from sponsored unconsolidated SEs in which UBS

did not
have an interest at year-end.
During 2023 and

2022, UBS AG

and third parties

did not transfer

any assets into

sponsored securitization vehicles created
in the year. UBS AG

and third parties transferred assets, alongside deposits and debt issuances (which are assets from the
perspective

of

the

vehicle),

of

USD
0.5
bn

and

USD
0.5
bn,

respectively,

into

sponsored

client

vehicles

created

in

2023
(2022:

USD
1
bn

and

USD
3
bn,

respectively).

For

sponsored

investment

funds,

transfers

arose

during

the

period

as
investors invested and redeemed

positions, thereby changing

the overall size of the

funds, which, when combined

with
market movements, resulted in a total closing net asset value of USD
44 bn (31 December 2022: USD 38 bn).

31.12.23
USD m, except where indicated
Securitization
vehicles
1
Client Vehicles
sponsored by UBS
2
Investment
funds Total
Maximum
exposure to loss
3
Financial assets at fair value held for trading 88 37 7,413 7,538 7,538
Derivative financial instruments 2 147 66 215 215
Loans and advances to customers 0 0 200 200 200
Financial assets at fair value not held for trading 0 0 143 143 143
Financial assets measured at fair value through other
comprehensive income
0 0 0 0 0
Other financial assets measured at amortized cost 188 0 0 188 438
Total assets 278 185 7,821 8,285 8,534
Derivative financial instruments 1 8 590 598 2
Total liabilities 1 8 590 598 2
Assets held by the unconsolidated structured entities in which UBS
AG had an interest (USD bn) 17
4
2
5
118
6
31.12.22
USD m, except where indicated
Securitization
vehicles
1,2
Client Vehicles
sponsored by UBS
2
Investment
funds Total
Maximum
exposure to loss
3
Financial assets at fair value held for trading 263 2 5,884 6,149 6,149
Derivative financial instruments 3 160 115 278 278
Loans and advances to customers 0 0 119 119 119
Financial assets at fair value not held for trading 0 0 108 108 108
Financial assets measured at fair value through other
comprehensive income
0 0 0 0 0
Other financial assets measured at amortized cost 0 0 2 3 252
Total assets 266 162 6,228 6,657 6,907
Derivative financial instruments 1 35 763 798 2
Total liabilities 1 35 763 798 2
Assets held by the unconsolidated structured entities in which UBS
AG had an interest (USD bn) 39
4
2
5
95
6
1 Includes securities issued by securitization structured entities sponsored by both UBS and third parties.

2 Client vehicles sponsored by UBS are structured entities that do not qualify as a securitization in line with
regulatory requirements and are not

considered an investment fund. Effective

from 31 December 2023,

bonds issued by US government-sponsored

entities included in Group Treasury‘s

HQLA and interests in third-
party funding vehicles of large multi-nationals have been excluded, with prior periods restated. The restatement resulted in a decrease in interests in securitization vehicles of USD
852 m and a decrease in interests in
client vehicles of USD 5,057
m as of 31 December 2022. There was a corresponding decrease in assets held by securitization vehicles in which UBS has an interest of USD
11 bn and a decrease in assets held by client
vehicles in which UBS has an interest of USD 105
bn as of 31 December 2022.

3 For the purpose of this disclosure, maximum exposure to loss amounts do not consider the risk-reducing effects of collateral or other
credit enhancements.

4 Represents the principal amount outstanding.

5 Represents the market value of total assets.

6 Represents the net asset value of the investment funds sponsored by UBS and the carrying amount of UBS’s interests in the investment funds not sponsored by UBS.
UBS AG

retains or

purchases

interests in

unconsolidated

SEs in

the form

of direct

investments, financing,

guarantees,
letters

of

credit

and

derivatives,

as

well

as

through

management

contracts.

UBS

AG’s

maximum

exposure

to

loss

is
generally equal to the

carrying amount of

UBS AG’s interest

in the given SE,

with this subject to

change over time

with
market movements.

Guarantees, letters of

credit and

credit derivatives

are an

exception, with the

given contract’s

notional
amount, adjusted for losses already incurred, representing the maximum loss that UBS AG is exposed to.
The

maximum

exposure

to

loss

disclosed

in

the

table

above

does

not

reflect

UBS

AG’s

risk

management

activities,
including

effects

from

financial

instruments

that

may

be

used

to

economically

hedge

risks

inherent

in

the

given
unconsolidated SE or risk-reducing effects of collateral or

other credit enhancements.
In

2023

and

2022,

UBS

AG

did

not

provide

support,

financial

or

otherwise,

to

any

unconsolidated

SE

when

not
contractually obligated to do so, nor does UBS AG currently

have any intention to do so in the future.
In 2023

and 2022,

income and

expenses from

interests in

unconsolidated SEs

primarily resulted

from mark-to-market
movements

recognized

in
Other

net

income from

financial

instruments

measured

at

fair

value

through

profit or

loss
,
which were generally hedged with

other financial instruments, as well

as fee and commission income

received from UBS-
sponsored funds.
Interests in securitization vehicles
As

of

31 December

2023

and

31 December

2022,

UBS

AG

held

interests,

both

retained

and

acquired,

in

various
securitization vehicles that relate to financing,

underwriting, secondary market and derivative trading activities.
The numbers outlined in the table

above may differ from the securitization

positions presented in the 31 December 2023
Pillar 3

Report,

available

under

“Pillar 3

disclosures”

at
ubs.com/investors,

for

the

following

reasons:

(i) exclusion

of
synthetic

securitizations

transacted

with

entities

that

are

not

SEs

and

transactions

in

which

UBS

AG

did

not

have

an
interest

because

it

did

not

absorb

any

risk;

(ii) a

different

measurement

basis

in

certain

cases

(e.g.,

IFRS

Accounting
Standards carrying amount within

the table above

compared with net

exposure amount at default

for Pillar 3 disclosures);
and (iii) different classification of vehicles viewed as sponsored by UBS AG versus sponsored by third parties.
›
Refer to the 31 December 2023 Pillar 3 Report,

available under “Pillar 3 disclosures” at
ubs.com/investors, for more information
Interests in client vehicles sponsored by UBS
UBS-sponsored

client

vehicles

are

established

predominantly

for

clients

to

gain

exposure

to

specific

assets

or

risk
exposures. Such vehicles

may enter into derivative

agreements, with UBS

or a third party,

to align the cash flows

of the
entity with the investor’s intended investment objective,

or to introduce other desired risk exposures.

As of

31 December

2023 and

31 December

2022, UBS

AG retained

interests in

client vehicles

sponsored by

UBS that
relate to financing, secondary market and derivative

trading activities,

and to hedge structured product offerings.
Interests in investment funds
Investment funds have a collective

investment objective, and are

either passively managed, so

that any decision-making
does not have a substantive effect

on variability,

or are actively managed and investors

or their governing bodies do not
have substantive voting or similar rights.
UBS AG holds interests in a number

of investment funds, primarily resulting from

seed investments or in order to

hedge
structured product

offerings.

In addition

to the

interests disclosed

in the

table

above,

UBS AG

manages

the assets

of
various pooled investment funds and receives fees based, in whole or in part, on the net asset value of the fund and / or the performance of the fund. The specific fee structure is determined based on various market factors and considers the
fund’s nature and the

jurisdiction

of incorporation,

as well as fee

schedules negotiated with

clients. These fee contracts
represent an

interest in

the fund,

as they

align UBS

AG’s exposure

with investors,

providing a

variable return

based on
the performance

of the

entity. Depending

on the

structure of

the fund,

these fees

may be

collected directly

from the
fund’s assets and / or from

the investors. Any amounts

due are collected on a

regular basis and are generally

backed by
the fund’s assets.

Therefore, interest

in such funds

is not represented

by the on-balance

sheet fee receivable

but rather
by

the

future

exposure

to

variable

fees.

The

total

assets

of

such

funds

were

USD
356
bn

and

USD
336
bn

as

of
31 December 2023 and 31 December 2022, respectively, and have been excluded from the table above. UBS AG did not
have any material exposure to loss from these interests as

of 31 December 2023 or as of 31 December 2022.